CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Profit/(Loss) for the year	$ 875,000	$ (6,388,000)	$ (28,914,000)
Adjustments to reconcile net profit/(loss) to cash provided by operating activities:
Depreciation	1,827,000	1,674,000	2,526,000
Amortisation	917,000	1,403,000	2,368,000
Income tax credit	(167,000)	(182,000)	(1,006,000)
Financial income	(1,223,000)	(36,000)	(697,000)
Financial expense	7,097,000	6,751,000	6,582,000
Share-based payments (net of capitalized amounts)	1,100,000	792,000	758,000
Foreign exchange gains on operating cash flows	(251,000)	(663,000)	(93,000)
(Gain)/Loss on disposal or retirement of property, plant and equipment	(1,000)	30,000	17,000
Movement in inventory provision	5,589,000	5,059,000	1,567,000
Impairment of prepayments	583,000	562,000	1,376,000
Impairment of property, plant and equipment	2,508,000	1,795,000	6,349,000
Impairment of intangible assets	3,853,000	15,422,000	16,570,000
Other non-cash items	(5,317,000)	(634,000)	835,000
Operating cash flows before changes in working capital	17,390,000	25,585,000	8,238,000
Decrease / (Increase) in trade and other receivables	6,236,000	(2,489,000)	445,000
(Increase) in inventories	(4,406,000)	(3,419,000)	(2,959,000)
(Decrease) / Increase in trade and other payables	(7,591,000)	4,994,000	151,000
Cash generated from operations	11,629,000	24,671,000	5,875,000
Interest paid	(11,000)	(48,000)	(1,000,000)
Interest received	1,000	104,000	560,000
Income taxes received / (paid)	1,619,000	(972,000)	(18,000)
Net cash generated by operating activities	13,238,000	23,755,000	5,417,000
Cash flows from investing activities
Payments to acquire intangible assets	(6,879,000)	(6,990,000)	(9,718,000)
Acquisition of property, plant and equipment	(1,812,000)	(3,178,000)	(2,118,000)
Disposal of property, plant and equipment	0	(30,000)	(17,000)
Net cash used in investing activities	(8,691,000)	(10,198,000)	(11,853,000)
Cash flows from financing activities
Proceeds from Paycheck Protection loans	1,764,000	4,520,000	0
Interest payment on exchangeable notes	(3,996,000)	(3,996,000)	(3,996,000)
Loan Origination Costs	(848,000)	0	0
Payment of lease liabilities	(2,939,000)	(3,240,000)	(3,533,000)
Net cash used in financing activities	(6,019,000)	(2,716,000)	(7,529,000)
(Decrease) / Increase in cash and cash equivalents and short term investments	(1,472,000)	10,841,000	(13,965,000)
Effects of exchange rate movements on cash held	55,000	86,000	88,000
Cash and cash equivalents and short-term investments at beginning of year	27,327,000	16,400,000	30,277,000
Cash and cash equivalents and short-term investments at end of year	$ 25,910,000	$ 27,327,000	$ 16,400,000